Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets, Carrying amount:
Policy loans	$ 253	$ 263
Financial liabilities, Carrying amount :
Investment contracts	664,924	558,261
Financial assets, Fair value:
Policy loans	253	263
Financial liabilities, Fair value:
Investment contracts	665,404	558,633
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans	253	263
Fair Value, Inputs, Level 3
Financial liabilities, Fair value:
Investment contracts	$ 665,404	$ 558,633